Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Borrowings Abstract
Schedule of borrowings term loan

	2023	2022
	US$	US$

Term loan I	201,945	271,035
Term loan II	-	1,266,912
Term loan IV	378,323	626,714
Term loan V	426,589	697,233
Term loan VI	924,276	1,278,261
Term loan VII	2,014,258	-
Trade receivables financing	81,231	-
Revolving credit	1,751,857	1,658,486
	5,778,479	5,798,641

	2023	2022
	US$	US$
Analysed as :
Non-current portion	112,319	371,103
Current portion	5,666,160	5,427,538
	5,778,479	5,798,641

Schedule of respect of the interest-bearing borrowings trade and other payables
	2023	2022
	US$	US$
Bank borrowings repayable :
Within one year or on demand	5,666,160	5,427,538

Within a period of more than one year but not exceeding two years	112,319	371,103

	5,778,479	5,798,641